Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of intangible assets
(1)	Intangible assets as of December 31, 2023 and 2022 are as follows:

(In millions of won)	December 31, 2023
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	~~W~~	3,564,907	(1,958,301)	—	1,606,606
Land usage rights		57,106	(56,519)	—	587
Industrial rights		97,993	(34,141)	(17,698)	46,154
Development costs		14,815	(14,766)	—	49
Facility usage rights		159,891	(145,578)	—	14,313
Customer relations		505,063	(231,913)	—	273,150
Club memberships(*2)		121,895	—	(24,709)	97,186
Other(*3)		4,851,168	(4,020,886)	(7,190)	823,092

	~~W~~	9,372,838	(6,462,104)	(49,597)	2,861,137

(In millions of won)	December 31, 2022
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	~~W~~	3,767,590	(1,499,158)	(186,000)	2,082,432
Land usage rights		59,389	(58,165)	—	1,224
Industrial rights		94,238	(30,068)	(12,378)	51,792
Development costs		14,497	(14,213)	—	284
Facility usage rights		157,651	(142,654)	—	14,997
Customer relations		505,063	(204,882)	—	300,181
Club memberships(*2)		116,401	—	(24,430)	91,971
Other(*3)		4,627,565	(3,839,030)	(6,506)	782,029

	~~W~~	9,342,394	(5,788,170)	(229,314)	3,324,910

(*1)
The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for
~~W~~
227,200 million,
~~W~~
547,800 million and
~~W~~
411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.

(*2)	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.
(*3)	Other intangible assets primarily consist of computer software and others.

Details of the changes in intangible assets
(3)	Research and development expenditures recognized as expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021(*)
Research and development costs expensed as incurred	~~W~~	369,507	340,864	406,672

(*)	Includes amounts related to discontinued operations.

Intangible assets other than goodwill [Member]
Statement [LineItems]
Details of the changes in intangible assets
(2)	Changes in intangible assets for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impairment (*1)	Ending balance
Frequency usage rights	~~W~~	2,082,432	—	—	—	(475,826)	—	1,606,606
Land usage rights		1,224	155	(15)	40	(817)	—	587
Industrial rights		51,792	4,563	(350)	—	(4,530)	(5,321)	46,154
Development costs		284	—	—	—	(234)	(1)	49
Facility usage rights		14,997	1,884	(16)	981	(3,533)	—	14,313
Customer relations		300,181	—	—	—	(27,031)	—	273,150
Club memberships		91,971	7,619	(2,174)	65	—	(295)	97,186
Other		782,029	91,848	(1,752)	294,567	(339,478)	(4,122)	823,092

	~~W~~	3,324,910	106,069	(4,307)	295,653	(851,449)	(9,739)	2,861,137

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ~~W~~ 9,739 million as impairment loss for the year ended December 31, 2023.

(In millions of won)
	2022
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impairment (*1)	Business combination (*2)	Ending balance
Frequency usage rights	~~W~~	2,559,689	—	—	—	(477,257)	—	—	2,082,432
Land usage rights		2,732	—	—	—	(1,508)	—	—	1,224
Industrial rights		55,954	13,428	(823)	(103)	(4,324)	(12,343)	3	51,792
Development costs		200	—	—	—	(573)	—	657	284
Facility usage rights		17,874	1,396	(2)	252	(4,523)	—	—	14,997
Customer relations		327,257	—	—	—	(27,076)	—	—	300,181
Club memberships		88,494	9,926	(7,113)	—	—	(725)	1,389	91,971
Other		817,569	108,144	(380)	189,075	(342,776)	(16)	10,413	782,029

	~~W~~	3,869,769	132,894	(8,318)	189,224	(858,037)	(13,084)	12,462	3,324,910

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ~~W~~ 13,084 million as impairment loss for the year ended December 31, 2022.
(*2)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company for the year ended December 31, 2022.

Frequency usage rights [member]
Statement [LineItems]
Details of the changes in intangible assets
(4)	Details of frequency usage rights as of December 31, 2023 are as follows:

(In millions of won)
	As of December 31, 2023
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	~~W~~	109,789	LTE service	Jul. 2021	Jun. 2026
1.8GHz license		308,534	LTE service	Dec. 2021	Dec. 2026
2.6GHz license		364,250	LTE service	Sep. 2016	Dec. 2026
2.1GHz license		231,879	W-CDMA and LTE service	Dec. 2021	Dec. 2026
3.5GHz license		592,154	5G service	Apr. 2019	Nov. 2028

	~~W~~	1,606,606